Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Insurance Portfolio

November 30, 2019

PRC-QTLY-0120
1.810674.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Banks - 0.0%
Regional Banks - 0.0%
Hilltop Holdings, Inc.	500	$12,315
Capital Markets - 3.6%
Asset Management & Custody Banks - 3.6%
Apollo Global Management LLC Class A	86,444	3,786,247
Ares Management Corp.	159,214	5,268,391
		9,054,638
Consumer Finance - 0.4%
Consumer Finance - 0.4%
OneMain Holdings, Inc.	21,800	939,362
Diversified Financial Services - 7.6%
Multi-Sector Holdings - 5.6%
Berkshire Hathaway, Inc. Class B (a)	61,200	13,482,360
Cannae Holdings, Inc. (a)	15,399	577,309
		14,059,669
Other Diversified Financial Services - 2.0%
Voya Financial, Inc.	83,900	4,889,692

TOTAL DIVERSIFIED FINANCIAL SERVICES		18,949,361

Insurance - 87.3%
Insurance Brokers - 18.5%
Aon PLC	35,200	7,167,072
Arthur J. Gallagher & Co.	85,400	7,965,258
Brown & Brown, Inc.	203,000	7,661,220
Marsh & McLennan Companies, Inc.	150,800	16,296,956
Willis Group Holdings PLC	36,628	7,195,204
		46,285,710
Life & Health Insurance - 19.0%
AFLAC, Inc.	119,300	6,542,412
Athene Holding Ltd. (a)	17,400	783,348
CNO Financial Group, Inc.	212,100	3,843,252
FBL Financial Group, Inc. Class A	300	17,271
Globe Life, Inc.	24,100	2,476,516
MetLife, Inc.	273,375	13,644,146
Primerica, Inc.	32,700	4,376,568
Principal Financial Group, Inc.	94,500	5,206,950
Prudential Financial, Inc.	80,789	7,563,466
Unum Group	106,861	3,284,907
		47,738,836
Multi-Line Insurance - 12.9%
American International Group, Inc.	313,250	16,495,745
Assurant, Inc.	19,100	2,537,817
China Pacific Insurance (Group) Co. Ltd. (H Shares)	169,600	600,128
Hartford Financial Services Group, Inc.	135,100	8,357,286
Loews Corp.	68,600	3,491,740
Zurich Insurance Group Ltd.	2,206	865,756
		32,348,472
Property & Casualty Insurance - 34.3%
Allstate Corp.	104,300	11,613,805
Arch Capital Group Ltd. (a)	147,700	6,198,969
Argo Group International Holdings, Ltd.	11,668	767,521
Assured Guaranty Ltd.	73,600	3,654,240
Axis Capital Holdings Ltd.	10,800	639,144
Chubb Ltd.	153,805	23,298,382
First American Financial Corp.	61,300	3,899,906
FNF Group	73,700	3,510,331
Hanover Insurance Group, Inc.	29,300	3,982,749
Markel Corp. (a)	3,120	3,542,916
MBIA, Inc. (a)(b)	56,800	529,944
Mercury General Corp.	200	9,796
Progressive Corp.	54,700	3,995,835
The Travelers Companies, Inc.	148,900	20,357,608
		86,001,146
Reinsurance - 2.6%
Everest Re Group Ltd.	3,300	895,158
Maiden Holdings Ltd. (a)	400	303
Reinsurance Group of America, Inc.	33,133	5,482,186
Third Point Reinsurance Ltd. (a)	28,300	270,265
		6,647,912

TOTAL INSURANCE		219,022,076

IT Services - 0.6%
Data Processing & Outsourced Services - 0.6%
Black Knight, Inc. (a)	22,857	1,440,220
Road & Rail - 0.0%
Trucking - 0.0%
Lyft, Inc.	1,200	58,776
TOTAL COMMON STOCKS
(Cost $134,135,550)		249,476,748

Nonconvertible Preferred Stocks - 0.0%
Insurance - 0.0%
Life & Health Insurance - 0.0%
Globe Life, Inc. 6.125%
(Cost $73,591)	2,959	79,390

Money Market Funds - 0.7%
Fidelity Cash Central Fund 1.61% (c)	1,192,074	1,192,312
Fidelity Securities Lending Cash Central Fund 1.61% (c)(d)	430,906	430,949
TOTAL MONEY MARKET FUNDS
(Cost $1,623,261)		1,623,261
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $135,832,402)		251,179,399
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(454,075)
NET ASSETS - 100%		$250,725,324

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$84,119
Fidelity Securities Lending Cash Central Fund	2,365
Total	$86,484

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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